SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 12, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 31, 2015	Jan. 23, 2015	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jan. 26, 2016	Feb. 12, 2015	Aug. 31, 2013
Subsequent Event [Line Items]
Value of shares issued in exchange for services						$ 9,953	$ 1,674
Common stock, shares authorized						100,000,000	100,000,000	100,000,000
Proceeds from issuance of common stock						$ 110,000	$ 150,755	$ 2,131,527
Maximum [Member]
Subsequent Event [Line Items]
Expiration period							10 years
Warrants [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants					100,000
Warrant exercise price					$ 0.27						$ 1.25
Expiration period					5 years
Fair value					$ 176
Volatility rate					81.85%
Discount rate					1.39%
Consultant Service [Member]
Subsequent Event [Line Items]
Value of shares issued in exchange for services			$ 2,745	$ 1,208
Number of shares issued in exchange for services			4,063	2,014
Lincoln Park Capital Fund, LLC. [Member]
Subsequent Event [Line Items]
Number of shares issued						457,797
Proceeds from issuance of common stock						$ 199,120
President and Principal Shareholder [Member]
Subsequent Event [Line Items]
Advances from convertible line of credit						$ 1,890,000
President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants						1,531,057
Warrant exercise price						$ 2.00				$ 2.00
Advances from convertible line of credit						$ 1,890,000
Expiration period						2 years
President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible note, conversion price						$ 0.47
Volatility rate						98.80%
Discount rate						0.67%
President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible note, conversion price						$ 0.78
Volatility rate						99.31%
Discount rate						1.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Fair value		$ 207,000
Settlement paid to former shareholder for general release		$ 80,000
Number of common shares that can be purchased through warrants having been granted a one year extension		3,968,258
Common stock, shares authorized									150,000,000
Subsequent Event [Member] | Investor Relation Services [Member]
Subsequent Event [Line Items]
Value of shares issued in exchange for services		$ 6,000
Number of shares issued in exchange for services		13,947
Subsequent Event [Member] | Warrants [Member] | Legal Services [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants		150,000
Warrant exercise price		$ 0.39
Expiration period		5 years
Fair value		$ 44,447
Volatility rate		103.14%
Discount rate		1.49%
Subsequent Event [Member] | Consultant Service [Member]
Subsequent Event [Line Items]
Value of shares issued in exchange for services		$ 1,656
Number of shares issued in exchange for services		3,581
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC. [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued		508,822
Proceeds from issuance of common stock		$ 225,245
Subsequent Event [Member] | President and Principal Shareholder [Member]
Subsequent Event [Line Items]
Common shares issued for payment of accrued interest	428,032
Accrued interest paid from issuance of common shares	$ 149,811
Subsequent Event [Member] | President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member]
Subsequent Event [Line Items]
Number of shares callable by warrants		783,963
Warrant exercise price		$ 2.00
Advances from convertible line of credit		$ 680,000
Subsequent Event [Member] | President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Convertible note, conversion price		$ 0.37
Subsequent Event [Member] | President and Principal Shareholder [Member] | Secured Convertible Line of Credit Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible note, conversion price		$ 0.55
Subsequent Event [Member] | President and Director [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrants having been granted a one year extension		2,443,565